Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of details about other liabilities
Other liabilities consisted of the following:

	At December 31,
	2022			2021
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Payables for buy-back agreements	€1,968	€4,931	€6,899	€3,027	€4,736	€7,763
Accrued expenses and deferred income	3,620	149	3,769	2,690	117	2,807
Indirect tax payables	1,563	23	1,586	1,625	118	1,743
Payables to personnel	2,700	6	2,706	2,736	13	2,749
Social security payables	633	14	647	647	19	666
Construction contract liabilities (Note 14)	111	—	111	54	—	54
Service contract liability	948	2,255	3,203	940	2,188	3,128
Derivatives operating liability	708	224	932	374	132	506
Other	2,277	527	2,804	2,346	373	2,719
Total Other liabilities	€14,528	€8,129	€22,657	€14,439	€7,696	€22,135

Disclosure of analysis of other liabilities by due date
Other liabilities (excluding Accrued expenses, Deferred income and Service contract liability) by due date were as follows:

	At December 31,
	2022					2021
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€9,960	€2,449	€3,276	€5,725	€15,685	€10,809	€5,242	€149	€5,391	€16,200

Disclosure of significant changes in contract assets and contract liabilities
Changes in the Company's construction contracts, net asset/(liability) for the year ended December 31, 2022, were as follows:

	At January 1, 2022	Advances received from customers	Amounts recognized within revenue	At December 31, 2022
	(€ million)
Construction contracts, net asset/(liability)	€144	€(759)	€779	€164
Changes in the Company's service contract liability for the year ended December 31, 2022, were as follows:

	At January 1, 2022	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/(Liabilities) held for sale	Other Changes	At December 31, 2022
	(€ million)
Service contract liability	€3,128	€1,370	€(1,268)	€(1)	€(26)	€3,203